Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses

Note 6 — Accrued Expenses

Accrued expenses as of December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
Accrued Management Bonus	$79,000	$—
Accrued Directors' Compensation	30,000	77,000
Accrued Accounting	15,000	40,000
Accrued Legal	52,000	127,000
Accrued Debt Issuance Costs and Rights Offering fees	—	140,000
Accrued Interest	—	15,000
Accrued Proxy and Annual Report fees	—	42,000
Accrued Other	19,000	40,000
Accrued Expenses	$195,000	$481,000